Pensions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) Unit	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of defined benefit plans [Line Items]
Defined benefit plans expected contribution | $	$ 26,261
Weighted average duration of defined benefit obligation	12 years 7 months 6 days
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Number of units accrued in first tranche	2
Duration of first tranche	First 15 years
Number of units accrued in second tranche	1
Duration of second tranche	Thereafter 15 years
Maximum number of units accruable under the pension plan	45
Benefit measurement period	6 months
Employer contribution percentage	2.00%
Defined contribution pension plan [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution percentage	6.00%	6.00%
Pension costs under defined contribution pension plans | $	$ 184,562	$ 187,502	$ 193,047